UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


           Report for the Calendar Year or Quarter End: March 31, 2002


                            P&S Capital Partners, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

         527 Madison Avenue, 11th Floor     New York    New York          10022
--------------------------------------------------------------------------------
Business Address            (Street)         (City)      (State)           (Zip)


13F File Number: 28-06197
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Greg Pearson             Chief Financial Officer                 (212) 319-8220
--------------------------------------------------------------------------------
(Name)                         (Title)                                 (Phone)

Signature, Place and Date of Signing:


/s/ Greg Pearson
-------------------------------
Greg Pearson
527 Madison Avenue, 11th Floor
New York, New York  10022
5/9/02

Report Type:

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Number of Other Included Managers:     1
                                  ------------

List of Other Included Managers: P&S Capital Management, LLC
                                -------------------------------

Form 13F Information Table Entry Total:      94
                                        ------------

Form 13F Information Table Value Total: 136,554,000
                                       -------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                            P&S CAPITAL PARTNERS, LLC

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 3/31/02

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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
3 Com Corp.                           COM       885535104      585    95800             95800              95800
3 Com Corp.                           COM       885535104      585    95800             95800      1       95800
Aetna Inc.                            COM       00817Y108     1941    50000             50000              50000
Aetna Inc.                            COM       00817Y108     2135    55000             55000      1       55000
Aetna Inc.                            COM       00817Y908     3397    87500   CALL      87500              87500
Aetna Inc.                            COM       00817Y908     3979   102500   CALL     102500      1      102500
Alcatel                            SP ADR       013904305      195    13770             13770              13770
Bard Inc.                             COM       067383109     5905   100000            100000             100000
Bard Inc.                             COM       067383109     7086   120000            120000      1      120000
Blockbuster Inc.                      CLA       093679108      253    10800             10800              10800
Blockbuster Inc.                      CLA       093679108      253    10800             10800      1       10800
Bogen Communications Intl             COM       097189104       91    30247             30247              30247
Bogen Communications Intl             COM       097189104      167    55353             55353      1       55353
Chiquita Brands Int'l Inc.            COM       170032106     1195    72438             72438              72438
Chiquita Brands Int'l Inc.            COM       170032106     1304    79024             79024      1       79024
Cisco Systems Inc.                    COM       17275R102      381    22500             22500      1       22500
Coach, Inc.                           COM       189754104      578    11400             11400              11400
Compaq Computer Corp.                 COM       204493100      183    17500             17500              17500
Compaq Computer Corp.                 COM       204493100      235    22500             22500      1       22500
Conoco Inc.                           COM       208251504      730    25000             25000              25000
Conoco Inc.                           COM       208251504      730    25000             25000      1       25000
CSK Auto Corp.                        COM       125965103     2930   310000            310000             310000
CSK Auto Corp.                        COM       125965103     3591   380000            380000      1      380000
Deutsche Telecom                   SP ADR       251566105     2725   181923            181923             181923
Espeed Inc.                           CLA       296643109      852    80550             80550              80550
Espeed Inc.                           CLA       296643109     1043    98550             98550      1       98550
Ford Motor Co.                        COM       345370860      618    37500             37500              37500
Ford Motor Co.                        COM       345370860     1229    74500             74500      1       74500
Ford Motor Co.                        COM       345370900     2474   150000   CALL     150000             150000
Ford Motor Co.                        COM       345370900     2475   150100   CALL     150100      1      150100
General Motors Corp                   CLH       370442832     1234    75000             75000              75000
General Motors Corp                   CLH       370442832     1481    90000             90000      1       90000
Gentiva Health Services               COM       37247A102     4870   196700            196700             196700
Gentiva Health Services               COM       37247A102     2900   117130            117130      1      117130
Gillette Co.                          COM       375766902     5078   149300   CALL     149300             149300
Gillette Co.                          COM       375766902     3765   110700   CALL     110700      1      110700
Global Crossing Ltd                   COM       G3921A100       23   208092            208092             208092
Hollywood Entertainment Corp.         COM       436137103     1570    93450             93450              93450
Hollywood Entertainment Corp.         COM       436137103     1570    93450             93450      1       93450
Ivex Packaging Corp.                  COM       465855104      573    25000             25000              25000
Ivex Packaging Corp.                  COM       465855104      821    35800             35800      1       35800
Joy Global Inc.                       COM       481165108      357    21891             21891              21891
Joy Global Inc.                       COM       481165108      260    15941             15941      1       15941
Jupiter Media Metrix Inc.             COM       482064104       35   175000            175000             175000
Jupiter Media Metrix Inc.             COM       482064104       41   205000            205000      1      205100
Kindred Healthcare               WRTS-CLB       494580129      756    74324             74324              74324
Kindred Healthcare               WRTS-CLB       494580129      455    44727             44727      1       44727
Lucent Technologies Inc.              COM       549463107      355    75000             75000              75000
Lucent Technologies Inc.              COM       549463107      449    95000             95000      1       95000
Mandalay Resort Grp.                  COM       562567107      804    26185             26185              26185
Mandalay Resort Grp.                  COM       562567107      804    26185             26185      1       26185
Merck                                 COM       589331907     2015    35000   CALL      35000              35000
Merck                                 COM       589331907     2015    35000   CALL      35000      1       35000
Millennium Pharmaceuticals            COM       599902103     1652    74047             74047              74047
Mortons Restaurant Group              COM       619429103      278    20000             20000              20000
Mortons Restaurant Group              COM       619429103      348    25000             25000      1       25000
Nasdaq 100 TR                  UNIT SER 1       631100104      270     7500              7500               7500
Nasdaq 100 TR                  UNIT SER 1       631100104      270     7500              7500      1        7500
Nisource Inc                          COM       65473P105     1621    70651             70651              70651
Northrop Grumman Corp. Com            COM       666807102     4674    41340             41340              41340
NTL Inc.                              COM       629407107       53   262500            262500             262500
NTL Inc.                              COM       629407107       64   317500            317500      1      317500
OfficeMax Inc.                        COM       67622M108     1852   331985            331985             331985
OfficeMax Inc.                        COM       67622M108     2265   405985            405985      1      405985
Petroleum Geo Svs                  SP ADR       716597109       81    12500             12500              12500
Petroleum Geo Svs                  SP ADR       716597109       81    12500             12500      1       12500
Pfizer                                COM       717081903     3974   100000   CALL     100000             100000
Pfizer                                COM       717081903     4769   120000   CALL     120000      1      120000
Plum Creek Timber Co. Inc.            COM       729251108     1637    55100             55100              55100
Price Communications                  COM       741437107     1011    57300             57300              57300
Price Communications                  COM       741437107     1274    72200             72200      1       72200
Prudential Finl Inc.                  COM       744320102     1553    50000             50000              50000
Prudential Finl Inc.                  COM       744320102     1863    60000             60000      1       60000
Sepracer Inc.                         COM       817315104      606    31250             31250              31250
Sepracer Inc.                         COM       817315104      703    36250             36250      1       36250
Serviceware Technol, Inc.             COM       81763Q109       15   100000            100000             100000
Serviceware Technol, Inc.             COM       81763Q109       15   100000            100000      1      100000
Shochet Holding Corp.                 COM       82488Q101        2    10000             10000      1       10000
Synavant Inc                          COM       87157A105      394   116990            116990             116990
Synavant Inc                          COM       87157A105      337   100010            100010      1      100010
Tesoro Petroleum Corp.                COM       881609101     1686   120000            120000             120000
Tesoro Petroleum Corp.                COM       881609101     2037   145000            145000      1      145000
TRW Inc.                              COM       872649108     2574    50000             50000              50000
TRW Inc.                              COM       872649108     2574    50000             50000      1       50000
TRW Inc.                              COM       872649958     2574    50000    PUT      50000              50000
TRW Inc.                              COM       872649958     2574    50000    PUT      50000      1       50000
TRW Inc.                              COM       872649908      515    10000   CALL      10000              10000
TRW Inc.                              COM       872649908      515    10000   CALL      10000      1       10000
Tyco                                  COM       902124906     2909    90000   CALL      90000              90000
Tyco                                  COM       902124906     3555   110000   CALL     110000      1      110000
US Bancorp.                           COM       902973304      611    27085             27085              27085
Westell Technologies                  COM       957541105      190   122269            122269             122269
Wyndham International Inc.            COM       938101106      261   290000            290000             290000
Wyndham International Inc.            COM       938101106      241   267500            267500      1      267500

